IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Credit Risk [line items]
Past due loans	$ 1,994	$ 2,095
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,184	1,216
Personal [member]
Credit Risk [line items]
Past due loans	229	261
Credit card [member]
Credit Risk [line items]
Past due loans	411	392
Business and government [member]
Credit Risk [line items]
Past due loans	170	$ 226
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,821
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,184
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	229
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	238
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	170
Later than three months [member]
Credit Risk [line items]
Past due loans	173
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 173